Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 21, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including the Named Executive Officers. Historically, we have granted new-hire option awards at the regularly scheduled meeting of the Board of Directors occurring after the new hire’s employment start date or for employees below Vice President level, at the end of the month following a new hire’s employment start date, if sooner, and annual employee option grants in the first quarter of each fiscal year, which annual grants are typically approved at the regularly scheduled meeting of the Board of Directors occurring in such quarter. Our typical practice is to grant annual employee stock options on the day the options are approved. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting pursuant to the non-employee director compensation policy, as further described under the heading, “Director Compensation—Board Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee and Board of Directors considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
During the fiscal year ended December 31, 2024, our Named Executive Officers were awarded stock options, in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report as set forth in the table below.

Name (a)	Grant date (b)(1)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information(2)
(f)

Talat Imran	3/21/24	1,085,000	3.60	$2,936,227	1.4%
Mir Hashim	3/21/24	323,500	3.60	$875,456	1.4%
Svai Sanford	3/21/24	323,500	3.60	$875,456	1.4%

(1)	These stock option awards were granted at a regularly scheduled meeting of the Board of Directors.
(2)
This represents the percentage change in the closing market price of the common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (March 19, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (March 21, 2024). On March 20, 2024, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and a current report on Form 8-K related to our financial results for the fourth quarter and fiscal year ended December 31, 2023.

Award Timing Method	Historically, we have granted new-hire option awards at the regularly scheduled meeting of the Board of Directors occurring after the new hire’s employment start date or for employees below Vice President level, at the end of the month following a new hire’s employment start date, if sooner, and annual employee option grants in the first quarter of each fiscal year, which annual grants are typically approved at the regularly scheduled meeting of the Board of Directors occurring in such quarter. Our typical practice is to grant annual employee stock options on the day the options are approved. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting pursuant to the non-employee director compensation policy, as further described under the heading, “Director Compensation—Board Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and Board of Directors considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
During the fiscal year ended December 31, 2024, our Named Executive Officers were awarded stock options, in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report as set forth in the table below.

Name (a)	Grant date (b)(1)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information(2)
(f)

Talat Imran	3/21/24	1,085,000	3.60	$2,936,227	1.4%
Mir Hashim	3/21/24	323,500	3.60	$875,456	1.4%
Svai Sanford	3/21/24	323,500	3.60	$875,456	1.4%

(1)	These stock option awards were granted at a regularly scheduled meeting of the Board of Directors.
(2)
This represents the percentage change in the closing market price of the common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (March 19, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (March 21, 2024). On March 20, 2024, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and a current report on Form 8-K related to our financial results for the fourth quarter and fiscal year ended December 31, 2023.

Talat Imran [Member]
Awards Close in Time to MNPI Disclosures
Name		Talat Imran
Underlying Securities | shares		1,085,000
Exercise Price | $ / shares		$ 3.6
Fair Value as of Grant Date | $		$ 2,936,227
Underlying Security Market Price Change		0.014
Mir Hashim [Member]
Awards Close in Time to MNPI Disclosures
Name		Mir Hashim
Underlying Securities | shares		323,500
Exercise Price | $ / shares		$ 3.6
Fair Value as of Grant Date | $		$ 875,456
Underlying Security Market Price Change		0.014
Svai Sanford [Member]
Awards Close in Time to MNPI Disclosures
Name		Svai Sanford
Underlying Securities | shares		323,500
Exercise Price | $ / shares		$ 3.6
Fair Value as of Grant Date | $		$ 875,456
Underlying Security Market Price Change		0.014